Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Abstract]
Summary of Purchase Price Allocations	The table below presents the purchase price allocation based on the best information available to the Group to date.

Identifiable assets acquired and liabilities assumed	Note	DLS	Others*	December 31, 2020	December 31, 2019
Cash and cash equivalents		-	3,332	3,332	15,339
Trade and other receivables		93,520	29,373	122,893	34,260
Inventoried supplies and prepaid expenses		824	1,509	2,333	5,774
Property and equipment	9	262	23,741	24,003	66,703
Right-of-use assets	10	285	39,928	40,213	11,039
Intangible assets	11	65,404	31,125	96,529	47,088
Other assets		4,630	-	4,630	79
Trade and other payables		(54,845)	(9,149)	(63,994)	(24,778)
Income tax payable		-	(445)	(445)	(4,636)
Provisions	17	-	(338)	(338)	(1,424)
Other non-current liabilities		(14,374)	-	(14,374)	(370)
Long-term debt	14	-	(5,365)	(5,365)	(8,655)
Lease liabilities	15	(285)	(40,192)	(40,477)	(11,039)
Deferred tax liabilities		-	(6,653)	(6,653)	(16,541)
Total identifiable net assets		95,421	66,866	162,287	112,839
Total consideration transferred		225,007	106,595	331,602	166,941
Goodwill	11	129,586	43,737	173,323	62,116
Bargain purchase gain		-	(4,008)	(4,008)	(8,014)
Cash		225,007	105,975	330,982	166,251
Contingent consideration		-	620	620	690
Total consideration transferred		225,007	106,595	331,602	166,941
* Includes non-material adjustments to prior year's acquisitions

Disclosure of Goodwill Allocated To Segments Explanatory

The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2020*	December 31, 2019
Less-Than-Truckload	Less-Than-Truckload	3,872	-
U.S. Truckload	Truckload	330	-
Specialized Truckload	Truckload	33,718	50,692
Logistics	Logistics	135,403	11,424
		173,323	62,116

* Includes non-material adjustments to prior year's acquisitions